CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 203,518	$ 141,841	$ 80,473
Cost of revenues	34,970	26,108	15,257
Gross profit	168,548	115,733	65,216
Operating expenses:
Research and development	77,647	57,832	29,660
Selling and marketing	120,010	97,742	53,776
General and administrative	19,526	15,803	8,307
Total operating expenses	217,183	171,377	91,743
Operating loss	(48,635)	(55,644)	(26,527)
Financial income (expenses), net	77	2,144	(603)
Other expenses	11	14	18
Loss before taxes on income	(48,569)	(53,514)	(27,148)
Taxes on income	2,765	3,052	1,572
Net loss	$ (51,334)	$ (56,566)	$ (28,720)
Basic and diluted net loss per ordinary share	$ (1.30)	$ (1.49)	$ (3.33)
Other comprehensive loss
Foreign currency translation differences		$ (87)	$ (296)
Unrealized gains (loss) on foreign currency cash flow hedge	$ 2,702	(2,600)	33
Other comprehensive loss for the period	2,702	(2,687)	(263)
Total comprehensive loss	$ (48,632)	$ (59,253)	$ (28,983)